LONG-TERM INVESTMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 U4iA [Member]	Dec. 31, 2013 Meteor [Member]	Oct. 31, 2012 Meteor [Member]
Schedule of Cost-method Investments [Line Items]
Ownership interest				2.40%	1.20%	2.50%
Cost of investment				$ 2,000,000	$ 2,000,000
Impairment loss on cost method investment	$ 2,000,000			$ 2,000,000